INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Total amount of Rotables	$ 8,886	$ 8,284
Slow moving inventory write-down	$ 147	$ 691	$ 964